FEG Absolute Access Fund LLC

Schedule of Investments

June 30, 2020

(Unaudited)

Investment Name	Original Acquisition Date		Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
Atalan Partners, L.P.	11	/2018	7,273,953	8,633,913	6.4	Quarterly (6)	60 days
CVI Global Value Fund A, L.P., Class H(4)	5	/2008	6,631	22,907	0.0	Quarterly (7)	120 days
Eton Park Fund, L.P., Class B(4)	6	/2009	21,805	35,712	0.0	Quarterly	65 days
Farallon Capital Partners, L.P.(4)	4	/2008	43,812	33,699	0.0	Semi-Annually (5)	45 days
Fir Tree Capital Opportunity Fund, L.P.	4	/2011	4,520,922	5,117,280	3.8	Annually (5)	90 days
Governors Lane Onshore Fund, L.P.	6	/2015	3,500,000	3,796,294	2.8	Annually (5)	65 days
GSO Special Situations Fund, L.P.(4)	4	/2008	8,120	34,208	0.0	Semi-Annually (5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	11	/2009	8,438,875	11,918,349	8.8	Quarterly	90 days
Highfields Capital II, L.P.(4)	7	/2008	5,273	3,445	0.0	Annually (7)	60 days
Indaba Capital Partners, L.P.	6	/2019	8,879,329	8,476,598	6.3	Quarterly	90 days
Junto Capital Partners, L.P.	11	/2018	9,246,307	10,353,886	7.6	Quarterly(8)	45 days
Lion Point Associates, L.P.	2	/2018	4,000,000	4,107,345	3.0	Semi-Annually	60 days
Nut Tree Onshore Fund, L.P.	6	/2019	3,493,990	3,497,311	2.6	Quarterly	75 days
Renaissance Institutional Equities Fund LLC	1	/2020	10,000,000	8,487,057	6.3	Monthly	30 days
Sculptor Asia Domestic Partners, L.P.(4)(12)	4	/2013	480,532	743,388	0.5	Quarterly (5)	45 days
Securis Event Fund (US), L.P.	12	/2017	717,846	666,029	0.5	Semi-Annually	60 days
Stark Investments, L.P., Class A (4)	1	/2010	143,844	145,403	0.1	Quarterly	90 days
Taconic Opportunity Fund, L.P.	3	/2020	10,000,000	9,567,102	7.1	Quarterly	60 days
Total United States:			70,781,239	75,639,926	55.8
Cayman Islands:
Multi-Strategy: (3)
Autonomy Global Macro Fund, Limited	12	/2017	9,230,508	9,378,939	6.9	Monthly (5)	60 days
Davidson Kempner International (BVI), Ltd.	4	/2020	6,000,000	6,315,282	4.7	Quarterly(9)	60 days
Elliott International, Ltd.	1	/2015	14,180,728	20,255,535	15.0	Quarterly(7)	60 days
Highfields Capital, Ltd.(4)	12	/2014	1,123,666	742,521	0.5	Annually(10)	60 days
Myriad Opportunities US Fund, Limited	11	/2017	137,879	131,466	0.1	Quarterly (5)	60 days
Nut Tree Offshore Fund, Ltd.	1	/2019	6,458,136	6,757,385	5.0	Quarterly (5)	75 days
Parallax Offshore Investors Fund, Ltd.	4	/2019	6,082,918	6,185,495	4.6	Quarterly	45 days
Systematica Alternative Markets Fund, Limited	5	/2016	3,989,432	5,154,597	3.8	Monthly	30 days
Total Cayman Islands:			47,203,267	54,921,220	40.6

Total Investments in Portfolio Funds			$117,984,506	$130,561,146	96.4%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 0.06% (11)	$5,036,494	$5,036,494	3.7%
Total Short-term investments:	5,036,494	5,036,494	3.7
Total Investments in Portfolio Funds and Short-Term investments	$123,021,000	135,597,640	100.1

Liabilities less other assets		(207,566)	(0.1)

Members’ capital		$135,390,074	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(2)	Non-income producing.
(3)	Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.
(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.
(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
(6)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter after the first year.
(7)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.
(8)	Withdrawals from this Portfolio Fund are permitted after a three-month lockup period from the date of the initial investment with 12 1/2%, 14 1/7%, 16 2/3%, 20%, 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive three-month period.
(9)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, subject to a 1.5% redemption charge.
(10)	Withdrawals from this Portfolio Fund are permitted after a three-year lockup period from the date of the initial investment.
(11)	The rate shown is the annualized 7-day yield as of June 30, 2020.
(12)	Formerly known as OZ Asia Domestic Partners, L.P.

Within U.S. GAAP, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value by level within the valuation hierarchy as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments
Short-term investments	$5,036,494	$–	$–	$5,036,494
Total	$5,036,494	$–	$–	$5,036,494

In accordance with ASC 820, “Fair Value Measurement”, investments in Portfolio Funds with a fair value of $130,561,146 are excluded from the fair value hierarchy as of June 30, 2020.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.